Earnings (Loss) Per Share	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

NOTE 14 – EARNINGS (LOSS) PER SHARE

For the six months ended December 31, 2020, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. For the six months ended December 31, 2019, unexercised options to purchase 340,000 shares of common stock on a weighted average basis were not included in the calculation of diluted net loss per share as such inclusion would be anti-dilutive.

For the six months ended December 31, 2019, the effect of potential shares of common stock from the warrants was anti-dilutive since the exercise prices were higher than the average market price. The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Net income (loss) attributable to the Company	$839,248	$(383,094)
Weighted average number of common shares outstanding - Basic	25,913,631	25,913,631
Dilutive securities -unexercised warrants and options	17,515	-
Weighted average number of common shares outstanding – diluted	25,931,146	25,913,631

Earnings (loss) per share - Basic	$0.03	$(0.01)
Earnings (loss) per share – Diluted	$0.03	$(0.01)